PROMISSORY NOTES (Tables)	9 Months Ended
Sep. 30, 2025
Promissory Notes
SCHEDULE OF PROMISSORY NOTES

Table 13.1: Details of Promissory Notes

	Principal Value	Unamortized Discount and Issuance Costs	Convertible Notes Carrying Balance	Weighted Average Interest Rate
Balance as of December 31, 2024	2,498,369	(11,380)	2,486,989	16.6%
Issuance	690,558	(77,358)	613,200	13.5%
Repayment	(20,000)	-	(20,000)	35.0%
Amortization	36,667	21,297	57,964
Balance as of March 31, 2025	$3,205,594	$(67,441)	$3,138,153	15.8%
Conversion to equity	(456,500)	-	(456,500)	24.0%
Repayment	(50,000)	-	(50,000)	24.0%
Amortization	-	37,973	37,973
Balance as of June 30, 2025	$2,699,094	$(29,468)	$2,669,626	14.3%
Repayment	(31,579)	-	(31,579)	12.0%
Amortization	-	20,616	20,616
Balance as of September 30, 2025	$2,667,515	$(8,852)	$2,658,663	14.3%

SCHEDULE OF LOANS PAYABLE

	September 30, 2025	December 31, 2024	Weighted Average Interest Rate	Maturity (Calendar Year)
Note issued in 2017	$250,000	$250,000	4.0%	2020
Note issued in 2020	300,000	300,000	24.0%	2021
Note issued in 2021	400,000	400,000	24.0%	2021- 2022
Notes issued in 2023	611,111	1,067,611	24.0%	2023
Notes issued in 2024	485,846	480,758	11.5%	2025
Notes issued in 2025	620,558	-	12.0%	2025 -2026
Funded loans payable	2,667,515	2,498,369	14.3%
Less: Unamortized debt-issuance costs and discounts	(8,852)	(11,380)
Total loans payable	$2,658,663	$2,486,989